LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Current	R$ 11,330,847	R$ 7,524,770
Non-Current	49,449,443	51,581,752
Outstanding Balance	60,780,290	59,106,522
Capital Market Borrowings [Member]
LOANS, FINANCING AND DEBENTURES
Current	3,733,060	1,380,665
Non-Current	29,587,570	27,163,259
Outstanding Balance	60,780,290	59,106,522	R$ 44,015,645
Foreign Currency
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	6,899,840	7,541,808
Bonus
LOANS, FINANCING AND DEBENTURES
Current		112,521
Non-Current	6,246,018	6,440,996
Due 04/02/2025
LOANS, FINANCING AND DEBENTURES
Current		38,617
Non-Current	2,441,151	2,594,669
Due 04/02/2030
LOANS, FINANCING AND DEBENTURES
Current		73,904
Non-Current	3,804,867	3,846,327
Commercial notes
LOANS, FINANCING AND DEBENTURES
Current	152,119	16,853
Non-Current	3,490,298	6,000,000
Eletrobras - Maturity 13/10/2023
LOANS, FINANCING AND DEBENTURES
Current		16,853
Non-Current		6,000,000
Furnas - Maturity 23/08/2025
LOANS, FINANCING AND DEBENTURES
Current	20,544
Non-Current	499,262
Furnas - Maturity 23/08/2026
LOANS, FINANCING AND DEBENTURES
Current	21,677
Non-Current	498,770
Furnas - Maturity 23/08/2027
LOANS, FINANCING AND DEBENTURES
Current	43,701
Non-Current	996,989
Furnas - Maturity 23/08/2027
LOANS, FINANCING AND DEBENTURES
Current	21,992
Non-Current	498,524
Furnas - Maturity 23/08/2028
LOANS, FINANCING AND DEBENTURES
Current	44,205
Non-Current	996,753
National Currency
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	53,880,450	51,564,714
BASA
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	60,780,290	59,106,522
Debentures
LOANS, FINANCING AND DEBENTURES
Current	3,580,941	1,251,291
Non-Current	19,851,254	14,722,263
Eletrobras - Due 25/04/2024
LOANS, FINANCING AND DEBENTURES
Current	2,233,550	40,090
Non-Current		2,200,000
Eletrobras - Due 15/04/2026
LOANS, FINANCING AND DEBENTURES
Current	33,306	37,365
Non-Current	1,200,000	1,200,000
Eletrobras - Due 25/04/2026
LOANS, FINANCING AND DEBENTURES
Current	15,497	18,487
Non-Current	1,000,000	1,000,000
Eletrobras - Due 15/05/2029
LOANS, FINANCING AND DEBENTURES
Current		5,576
Non-Current		866,533
Eletrobras - Due 15/04/2031
LOANS, FINANCING AND DEBENTURES
Current		16,817
Non-Current		1,690,763
Eletrobras - Due 15/09/2028
LOANS, FINANCING AND DEBENTURES
Current	82,304
Non-Current	2,853,424
Eletrobras - Due 15/09/2031
LOANS, FINANCING AND DEBENTURES
Current	18,967
Non-Current	1,333,388
Furnas - Due 15/11/2024
LOANS, FINANCING AND DEBENTURES
Current	2,373	2,464
Non-Current	1,000,832	952,777
Furnas - Due 01/07/2038
LOANS, FINANCING AND DEBENTURES
Current	358,300	145,793
Non-Current	5,153,018	5,067,260
Furnas - Due 15/04/2024
LOANS, FINANCING AND DEBENTURES
Current	291,964	353,111
Non-Current		273,902
Chesf - Expiration 15/01/2029
LOANS, FINANCING AND DEBENTURES
Current	23,406	18,740
Non-Current	115,247	132,155
CGT Eletrosul Due 16/09/2024
LOANS, FINANCING AND DEBENTURES
Current	223,192	9,182
Non-Current		214,545
CGT Eletrosul - Due 15/09/2028
LOANS, FINANCING AND DEBENTURES
Current	11,999	11,390
Non-Current	102,624	107,610
CGT -Eletrosul - Due 16/11/2028
LOANS, FINANCING AND DEBENTURES
Current	605	639
Non-Current	364,368	348,212
CGT Eletrosul - Due 17/09/2029
LOANS, FINANCING AND DEBENTURES
Current	5,801	13,221
Non-Current	227,231	199,061
CGT -Eletrosul - Due 31/08/2028
LOANS, FINANCING AND DEBENTURES
Current	10,991
Non-Current	248,531
Eletronorte Due 28/06/2028, One
LOANS, FINANCING AND DEBENTURES
Current		170,107
Non-Current	194,444	111,111
Eletronorte - Due 28/06/2028, Two
LOANS, FINANCING AND DEBENTURES
Current		252,523
Non-Current	333,333	208,333
Eletronorte - Due 30/05/2028 Bonds
LOANS, FINANCING AND DEBENTURES
Current	55,641
Non-Current	383,101
DI | Eletrobras - Due 15/09/2031
LOANS, FINANCING AND DEBENTURES
Current	18,964
Non-Current	1,333,187
IPCA | Eletrobras - Due 15/09/2031
LOANS, FINANCING AND DEBENTURES
Current	18,967
Non-Current	1,333,388
IPCA | Furnas - Due 01/07/2038
LOANS, FINANCING AND DEBENTURES
Current	5,468
Non-Current	906,463
IPCA | Furnas - Due 15/04/2024
LOANS, FINANCING AND DEBENTURES
Current	17,250
Non-Current	1,768,675
IPCA | CGT Eletrosul - Due 17/09/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 152,396	155,786
Non-Current		R$ 150,001